OLD MUTUAL FUNDS II

Supplement Dated January 23, 2008

This Supplement updates certain information contained in the currently effective Class A and Class C Prospectus of Old Mutual Funds II (the “Trust”), dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective January 23, 2008, the following replaces in its entirety the “Fees and Expenses Table” under the “Fund Summaries – Old Mutual Dwight Intermediate Fixed Income Fund” section of the Prospectus on pages 113 - 114:

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(3)	0.45%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	2.98%	6.53%
Total Other Expenses	3.23%	6.78%
Total Annual Operating Expenses	3.68%	7.98%
Expense (Reduction)/Recoupment	(2.85)%(4)	(6.40)%(4)
Net Annual Operating Expenses	0.83%(5)	1.58%(5)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)	The expense reduction was restated effective January 23, 2008 to reflect current contractual fee and expense waivers.

(5)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through March 31, 2009 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 0.83% and 1.58% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.50% for each class and class level expenses are limited to 0.33% and 1.08% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Through December 31, 2008, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Thereafter through March 31, 2009, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Old Mutual Capital has also contractually agreed to limit the operating expenses of the Funds (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2018. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Effective January 23, 2008, the following replaces in its entirety the “Your Cost” table under the “Fund Summaries – Old Mutual Dwight Intermediate Fixed Income Fund” section of the Prospectus on page 114:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$556	$1,164	$1,796	$3,489
Class C	$261	$946	$1,751	$3,853

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$161	$946	$1,751	$3,853

2

Effective January 23, 2008, the following replaces in its entirety the “Performance Example – Class A Shares” table under the “Fund Summaries – Old Mutual Dwight Intermediate Fixed Income Fund” section of the Prospectus on page 115:

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.83%	(0.78)%	$9,922	$556
2	10.25%	3.00%	1.21%	$10,121	$301
3	15.76%	3.00%	3.23%	$10,323	$307
4	21.55%	3.00%	5.30%	$10,530	$313
5	27.63%	3.00%	7.40%	$10,740	$319
6	34.01%	3.00%	9.55%	$10,955	$325
7	40.71%	3.00%	11.74%	$11,174	$332
8	47.75%	3.00%	13.97%	$11,397	$339
9	55.13%	3.00%	16.25%	$11,625	$345
10	62.89%	3.00%	18.58%	$11,858	$352

Total Gain After Fees & Expenses				$1,858
Total Annual Fees & Expenses					$3,489

Effective January 23, 2008, the following replaces in its entirety the “Performance Example –Class C Shares” table under the “Fund Summaries – Old Mutual Dwight Intermediate Fixed Income Fund” section of the Prospectus on page 116:

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.58%	3.42%	$10,342	$161
2	10.25%	3.75%	4.71%	$10,471	$390
3	15.76%	3.75%	6.02%	$10,602	$395
4	21.55%	3.75%	7.35%	$10,735	$400
5	27.63%	3.75%	8.69%	$10,869	$405
6	34.01%	3.75%	10.05%	$11,005	$410
7	40.71%	3.75%	11.42%	$11,142	$415
8	47.75%	3.75%	12.82%	$11,282	$420
9	55.13%	3.75%	14.23%	$11,423	$426
10	62.89%	3.75%	15.65%	$11,565	$431

Total Gain After Fees & Expenses				$1,565
Total Annual Fees & Expenses					$3,853

_______________________________________________________________

Distributor: Old Mutual Investment Partners

R-08-234 01/2008

3

OLD MUTUAL FUNDS II

Supplement Dated January 23, 2008

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Prospectus of Old Mutual Funds II (the “Trust”), dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective January 23, 2008, the following replaces in its entirety the “Fees and Expenses Table” under the “Fund Summaries – Old Mutual Dwight Intermediate Fixed Income Fund” section of the Prospectus on pages 129 - 130:

FEES AND EXPENSES TABLE

	Class Z	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(2)	0.45%(2)
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	1.15%	0.39%(2)
Total Annual Operating Expenses	1.60%	0.84%
Expense (Reduction)/Recoupment	(1.02)%(3)	(0.34)%(3)
Net Annual Operating Expenses	0.58%(4)	0.50%(4)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Institutional Class shares are estimates.

(3)	The expense reduction was restated effective January 23, 2008 to reflect current contractual fee and expense waivers.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through March 31, 2009 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 0.58% and 0.50% for Class Z and Institutional Class shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.50% for each class and class level expenses are limited to 0.08% and 0.00% for Class Z and Institutional Class shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Through December 31, 2008, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Thereafter through March 31, 2009, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Old Mutual Capital has also contractually agreed to limit the operating expenses of the Funds (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75% and 2.75% for Class Z and Institutional Class shares, respectively, through December 31, 2018. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Effective January 23, 2008, the following replaces in its entirety the “Your Cost” table under the “Fund Summaries – Old Mutual Dwight Intermediate Fixed Income Fund” section of the Prospectus on page 130:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$59	$405	$775	$1,815
Institutional Class	$51	$234	$432	$1,004

Effective January 23, 2008, the following replaces in its entirety the “Performance Example – Class Z Shares” table under the “Fund Summaries – Old Mutual Dwight Intermediate Fixed Income Fund” section of the Prospectus on page 131:

Class Z Shares

2

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.58%	4.42%	$10,442	$59
2	10.25%	1.60%	7.97%	$10,797	$170
3	15.76%	1.60%	11.64%	$11,164	$176
4	21.55%	1.60%	15.44%	$11,544	$182
5	27.63%	1.60%	19.36%	$11,936	$188
6	34.01%	1.60%	23.42%	$12,342	$194
7	40.71%	1.60%	27.62%	$12,762	$201
8	47.75%	1.60%	31.96%	$13,196	$208
9	55.13%	1.60%	36.44%	$13,644	$215
10	62.89%	1.60%	41.08%	$14,108	$222

Total Gain After Fees & Expenses				$4,108
Total Annual Fees & Expenses					$1,815

Effective January 23, 2008, the following replaces in its entirety the “Performance Example – Institutional Class Shares” table under the “Fund Summaries – Old Mutual Dwight Intermediate Fixed Income Fund” section of the Prospectus on page 132:

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.50%	4.50%	$10,450	$51
2	10.25%	0.84%	8.85%	$10,885	$90
3	15.76%	0.84%	13.38%	$11,338	$93
4	21.55%	0.84%	18.09%	$11,809	$97
5	27.63%	0.84%	23.00%	$12,300	$101
6	34.01%	0.84%	28.12%	$12,812	$105
7	40.71%	0.84%	33.45%	$13,345	$110
8	47.75%	0.84%	39.00%	$13,900	$114
9	55.13%	0.84%	44.79%	$14,479	$119
10	62.89%	0.84%	50.81%	$15,081	$124

Total Gain After Fees & Expenses				$5,081
Total Annual Fees & Expenses					$1,004

________________________________________________________________

Distributor: Old Mutual Investment Partners

R-08-235 01/2008

3

OLD MUTUAL FUNDS II

Supplement Dated January 23, 2008

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II dated November 19, 2007, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com

The following is deleted from the table beginning on page 48 of the SAI, under the section titled “The Advisor”:

Fund	Class A and Advisor Class Expense Limitation	Class C Expense Limitation	Class R Expense Limitation	Class Z Expense Limitation	Institutional Class Expense Limitation
Old Mutual Dwight Intermediate Fixed Income Fund	1.10%	1.85%	1.35%	0.85%	0.60%

The following is added to the table beginning on page 48 of the SAI, under the section titled “The Advisor”:

Fund	Class A and Advisor Class Expense Limitation	Class C Expense Limitation	Class R Expense Limitation	Class Z Expense Limitation	Institutional Class Expense Limitation
Old Mutual Dwight Intermediate Fixed Income Fund	0.83%	1.58%	N/A	0.58%	0.50%

The following is deleted from the table beginning on page 52 of the SAI, under the section titled “The Sub-Advisors”:

Fund	Sub-Advisory Fee Breakpoint Asset Thresholds
	$0 to less than $300 million	$300 million to less than $500 million	$500 million to less than $750 million	$750 million to less than $1.0 billion	$1.0 billion to less than $1.5 billion	$1.5 billion to less than $2.0 billion	$2.0 billion or greater
Old Mutual Dwight Intermediate Fixed Income Fund	0.20%	0.175%	0.15%	0.125%	0.100%	0.075%	0.05%

The following is added to the table on page 53 of the SAI, under the section titled “The Sub-Advisors”:

Fund	Sub-Advisory Fee (no breakpoints)

Old Mutual Dwight Intermediate Fixed Income Fund	0.15%

The last paragraph of the section of the SAI titled “The Sub-Advisors” beginning on page 53 is deleted in its entirety and replaced with the following:

For each Fund, except the Old Mutual Growth Fund, Old Mutual Cash Reserves Fund and Old Mutual Dwight Intermediate Fixed Income Fund, the actual fees paid to a Sub-Advisor by the Advisor will be reduced by 50% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor in respect of each Fund. The Advisor is responsible for 100% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid for the Old Mutual Growth Fund, Old Mutual Cash Reserves Fund and Old Mutual Dwight Intermediate Fixed Income Fund.

The last paragraph of the section of the SAI titled “Financial Statements” beginning on page 117 is deleted in its entirety and replaced with the following:

The Trust classifies holdings in its financial statements according to sectors that are derived from industry classification codes maintained by Bloomberg L.P.

_____________________________________________________

Distributor: Old Mutual Investment Partners

R-08-236 01/2008